Other non-current assets	12 Months Ended
Dec. 31, 2014
Other Non Current Assets [Abstract]
Other Non-Current assets

8. Other non-current assets:

The amounts included in the accompanying consolidated balance sheets are as follows:

	December 31,
	2013	2014
Security deposits for derivatives	$550	$550
Deferred mobilization expenses	73,806	43,327
Prepaid investments	21,554	57,910
Intangible assets, net	6,175	4,732
Above-market acquired time charter contracts	8,816	1,373
Other	7,525	-
	$118,426	$107,892

As of December 31, 2013 and 2014, security deposits of $550 for the tankers Saga and Vilamoura, were recorded as "Other non-current assets" in the accompanying consolidated balance sheets due to the market loss in the swap agreements as of the related dates.